Summary of Significant Accounting Policies (Details)										12 Months Ended
		Jan. 30, 2026 USD ($) shares	Jan. 06, 2026 shares	Jul. 17, 2025 shares	Jul. 11, 2025 USD ($) shares	May 19, 2025 shares	Nov. 04, 2024 shares	Nov. 22, 2023 shares	Mar. 28, 2023 shares	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Feb. 10, 2026 shares	Feb. 09, 2026 shares	Feb. 10, 2025 shares
Summary of Significant Accounting Policies [Line Items]
Working capital deficit										$ 1,500,000
Net loss										(26,402,407)	$ (83,833,161)	$ (122,227,195)
Net cash used in operating activities										(3,240,755)	(992,440)	(11,152,805)
Cash										2,212,707	4,193,839	2,991,563
Deferred revenue										1,984,828	1,855,313
Short term bank loans										1,800,000
Long-term bank loans										1,357,767
Proceeds received										5,000,000
Outstanding subscription receivable										4,600,000
Purchase agreement (in Shares) | shares					333,333
Aggregate offering Price					$ 25,800,000
Shares issued (in Shares) | shares								14,830	320
Cash balances										2,212,707	4,193,839
Restricted cash											70,721	1,723,937
Advertising expense											$ 1,725	$ 44,120
Income tax benefit percentage										50.00%
Value added tax										13.00%
Number of reportable segment (in Segment) | Segment										1
Depreciation percentage										4.20%	2.80%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage										39.80%	36.80%	27.10%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage										19.20%	15.60%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage										11.00%		15.50%
Customer Concentration Risk [Member] | Customers Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage										10.10%	10.30%
Customer Concentration Risk [Member] | Customers Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage												15.10%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares issued (in Shares) | shares															20,000,000
Shares issued (in Shares) | shares							8
Deferred Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted cash										$ 1,984,828	$ 1,855,313
Hongchuangxin Acquisition [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets acquired										7,238,725
Goodwill acquired											2,911,926
Creation Intelligent [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets acquired										7,878,957
Smartconn Acquisition [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets acquired											12,705,933	$ 2,272,829
Goodwill acquired												21,105,559
Boxinrui Acquisition [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets acquired											14,083,736
Goodwill acquired										$ 4,838,820	$ 15,031,608	$ 8,580,543
Suppliers One [Member] | Supplier Concentration Risk [Member] | Purchases Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage										15.80%	14.20%	36.80%
Suppliers One [Member] | Supplier Concentration Risk [Member] | Accounts Payable Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage										29.40%	24.60%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Purchases Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage												21.00%
Concentration risk, percentage										12.20%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage										12.50%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Purchases Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage												20.20%
Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and restricted cash										$ 1,878,113	$ 4,209,535
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Principal amount		$ 50,000,000
Aggregate principal amount		$ 2,700,000
Subsequent Event [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares issued (in Shares) | shares													20,000,000	20,000,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract amount percentage										30.00%
VAT percentage										3.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract amount percentage										50.00%
VAT percentage										13.00%
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase shares (in Shares) | shares						124,031
Post-reverse stock split (in Shares) | shares						77.4
Ordinary shares, shares issued (in Shares) | shares	[1]									533,637	76,467
Shares issued (in Shares) | shares							19,000,000	19,206
Class A Ordinary Shares [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Net loss	[2]
Post-reverse stock split (in Shares) | shares	[2]									(194)	(10)
Ordinary shares, shares issued (in Shares) | shares										533,637					6
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Stock split adjusted (in Shares) | shares			151,428
Shares issued (in Shares) | shares		43,209
gross proceeds from offering		$ 50,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares issued (in Shares) | shares													20,000,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares issued (in Shares) | shares				333,333
Class A Ordinary Shares [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Stock split adjusted (in Shares) | shares				25,800,000

[1]	Retroactively restated for one-for-thirty reverse split with effective date of February 10, 2026.
[2]	Retroactively restated for one-for-thirty reverse split with effective date of February 10, 2026.